Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment:
Schedule of Segment Reporting Information, by Segment

	2011						2010						2009
	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total
Revenues from external customers	4,139,948	7,154,417	475,254	776,666		12,546,285	3,050,950	5,586,224	455,199	653,663		9,746,036	1,713,245	3,143,282	363,652	533,967		5,754,146
Intersegment revenues	1,052,080	310,416	199,191	506,807		2,068,494	805,215	247,453	173,853	409,015		1,635,536	398,745	159,020	67,157	338,816		963,738
Gross margin	2,887,136	1,127,129	32,749	308,337	(30,317)	4,325,034	2,116,815	1,106,434	95,124	299,277	(20,924)	3,596,726	840,935	638,010	38,381	230,271	45,856	1,793,453
Gross margin*, %	55.6%	15.1%	4.9%	24.0%		34.5%	54.9%	19.0%	15.1%	28.2%		36.9%	39.8%	19.3%	8.9%	26.4%		31.2%
Depreciation, depletion and amortization	328,521	125,987	89,986	16,617		561,111	281,392	110,910	67,303	14,975		474,580	231,585	110,292	48,727	16,071		406,675
Loss on write-off of property, plant and equipment	8,225	1,965	816	–		11,006	2,993	3,039	4,744	–		10,776	3,496	1,669	15,775	–		20,940
Operating income (loss)	1,691,385	191,748	(44,912)	23,759	(30,317)	1,831,663	1,185,892	297,557	22,958	46,724	(20,924)	1,532,207	205,169	(18,497)	(27,586)	40,702	45,856	245,644
Income/(loss) from equity investees	304	–	–	–		304	(10)	8	–	1,186		1,184	1,518	–	–	(318)		1,200
Interest income	8,864	7,668	48	206		16,786	11,275	5,570	184	138		17,167	10,600	9,980	809	56		21,445
Intersegment interest income	130,096	5,709	2,069	–		137,874	122,001	29,166	5,166	–		156,333	96,213	33,884	9,232	–		139,329
Interest expense**	310,121	221,494	20,545	9,330		561,490	333,633	201,085	22,112	1,567		558,397	255,698	192,143	50,495	650		498,986
Intersegment interest expense	197	97,462	31,023	9,192		137,874	51	27,057	111,129	18,096		156,333	10,167	28,890	73,094	27,178		139,329
Segment assets***	10,134,843	6,388,274	2,226,698	556,422		19,306,237	8,159,792	4,863,128	2,186,668	568,576		15,778,164	7,356,647	3,165,877	2,196,254	464,533		13,183,311
Invesments in equity investees****	8,150	–	–	–		8,150	8,764	–	–	–		8,764	11,586	–	–	71,364		82,950
Goodwill****	451,627	337,942	97,621	263,997		1,151,187	475,270	116,157	103,127	275,006		969,560	478,931	120,620	103,917	190,906		894,374
Capital expenditures	1,209,737	538,995	62,143	18,670		1,829,545	621,928	315,246	41,712	11,214		990,100	374,737	200,867	32,774	4,366		612,744
Income tax (expense)/ benefit	(302,919)	(48,613)	(1,747)	(6,601)		(359,880)	(185,807)	(20,953)	(64,616)	(5,280)		(276,656)	(2,687)	(8,412)	(2,236)	(5,558)		(18,893)